Members' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Mezzanine and Members' Equity
Schedule of preferred units

Date	Investor	Price per CPU	Investment
August, 2020	Fluor Enterprises	$1.92	$10,000
November, 2020	Sargent & Lundy, L.L.C.(1)	1.92	8,000
October, 2020	Sarens Nuclear & Industrial Services, LLC(1)	1.92	500
January, 2021	Sarens Nuclear & Industrial Services, LLC(1)	1.92	500
March, 2021	Japan NuScale Innovation, LLC(1)	1.92	40,000
May, 2021	Japan NuScale Innovation, LLC(1)	2.19	20,000
June, 2021	GS Energy Corporation(1)	2.19	40,000
July, 2021	Doosan Heavy Industries & Construction Co., Ltd(1)	2.19	25,000
July, 2021	Next Tech 3 New Technology Investment	2.19	35,000
July, 2021	Sarens Nuclear & Industrial Services, LLC(1)	2.19	4,000
July, 2021	Sargent & Lundy, L.L.C.(1)	2.19	8,000
July, 2021	Samsung C&T Corporation(1)	2.19	20,000
(1)	In addition to, and in connection with, entering into Preferred Units Purchase Agreements with these strategic investors, the Company entered into a Business Collaboration Agreement (“BCA”), or amendment thereto, with the strategic investor or its affiliate, whereby the Company has committed to award the strategic partner or its affiliate specific scope of supply at commercial terms to be determined in the future. No additional value was assigned to the respective BCAs.

	Convertible Preferred	Common Equivalent	Common Equivalent	Convertible Preferred
Series	Original Issue Price	Issue Price	Ratio	Units Issued
A	$1.00	$1.00	100%	336,826
A‑1	$1.31	$1.31	100%	67,674
A‑2	$1.42	$1.42	100%	68,349
A‑3	$1.59	$1.59	100%	60,091
A‑4	$1.92	$1.92	100%	30,903
A‑5	$2.19	$2.19	100%	69,418